U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 17, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington D.C. 20549

Re:	ETF Series Solutions (the “Trust”)

To Whom It May Concern:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is the registration statement for ETF Series Solutions, a new multiple series exchange-traded fund trust administered by U.S. Bancorp Fund Services, LLC.  The Trust will rely on the order granted to FaithShares Advisors, LLC (now known as Exchange Traded Concepts, LLC) on December 1, 2009 (Release No. 29065), as Exchange Traded Concepts, LLC is the investment adviser to each fund in the Trust.

The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact Jeanine M. Bajczyk at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary of ETF Series Solutions

cc:  W. John McGuire, Esq., Morgan, Lewis & Bockius LLP